Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Change in ownership that limits utilization of net operating loss carryforwards, period					3 years
Deferred tax assets valuation allowances		$ 1,600,000	$ 14,500,000		$ 16,100,000
Net operating loss carryforwards remained available for current and future utilization		4,400,000			4,400,000
Tax sharing agreement,operating loss carryforwards, aggregate future payments		1,600,000			1,600,000
Deferred tax assets additional valuation allowances	(90,000)			1,442,000
Minimum
Income Taxes [Line Items]
Percentage of change in ownership that limits utilization of net operating loss carryforwards					50.00%
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards		2,700,000			2,700,000
Operating loss carryforwards, if unused, expiration year					2019
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards		$ 10,500,000			$ 10,500,000
Operating loss carryforwards, if unused, expiration year					2018